UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: March 31
                                                --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--124.8%
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--76.6%
$         25,000   Allegany County, MD Industrial Devel. (Moran Manor Care Center) 1      12.450%     02/01/2027   $         28,885
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Anne Arundel County, MD (Consolidated Water & Sewer) 1                  5.750      07/15/2010             10,022
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Anne Arundel County, MD (Consolidated Water & Sewer)                    6.600      03/15/2008             10,027
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Anne Arundel County, MD GO 1                                            5.300      04/01/2009             15,027
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Anne Arundel County, MD GO 1                                            5.300      02/01/2017             10,110
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Anne Arundel County, MD GO 1                                            5.375      04/01/2011             40,073
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Anne Arundel County, MD Solid Waste 1                                   5.200      09/01/2010             40,259
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Anne Arundel County, MD Solid Waste 1                                   5.300      09/01/2011             20,131
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Anne Arundel County, MD Solid Waste 1                                   5.400      09/01/2013             40,258
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Anne Arundel County, MD Solid Waste 1                                   5.500      09/01/2015             50,317
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Anne Arundel County, MD Solid Waste 1                                   5.500      09/01/2016            100,627
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Anne Arundel County, MD Solid Waste 1                                   5.750      07/15/2008             10,022
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Baltimore City, MD Hsg. Corp. 2                                         7.750      10/01/2009              5,019
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Baltimore County, MD Mtg. (Shelter Eldercare Foundation)                7.000      11/01/2012             58,345
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Baltimore, MD Convention Center 1                                       5.500      09/01/2014             20,705
------------------------------------------------------------------------------------------------------------------------------------
         550,000   Baltimore, MD Convention Center                                         5.875      09/01/2039            550,319
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Baltimore, MD GO 1                                                      5.000      10/15/2015              5,076
------------------------------------------------------------------------------------------------------------------------------------
         120,000   Baltimore, MD Pollution Control (General Motors Corp.) 1                5.350      04/01/2008            119,653
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Baltimore, MD Port Facilities (E.I. DuPont de Nemours)                  6.500      10/01/2011             35,291
------------------------------------------------------------------------------------------------------------------------------------
       1,890,000   Baltimore, MD Special Obligation (North Locust Point) 1                 5.500      09/01/2034          1,724,039
------------------------------------------------------------------------------------------------------------------------------------
       3,950,000   Brunswick, MD Special Obligation (Brunswick Crossing) 1                 5.500      07/01/2036          3,447,363
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Cheverly, MD (Qualified Small Issue) 1                                  5.200      09/01/2018            100,082
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Frederick County, MD Economic Devel. (YMCA of Frederick) 1              6.000      10/01/2023            126,960
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Frederick County, MD Educational Facilities (Mount St. Mary's
                   College)                                                                5.625      09/01/2038            200,594
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Frederick County, MD Special Obligation (Lake Linganore)                5.700      07/01/2029             10,802
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Frederick County, MD Special Obligation (Lake Linganore)                5.700      07/01/2029             15,394
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Frederick, MD (Carrollton Apartments) 1                                 5.650      09/01/2013             35,643
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Frederick, MD (Carrollton Apartments) 1                                 5.850      03/01/2028             31,085
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Harford County, MD GO 1                                                 5.000      03/01/2013             65,199
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Harford County, MD GO 1                                                 5.000      03/01/2014             30,092
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Harford County, MD GO 1                                                 5.000      03/01/2015              5,015
------------------------------------------------------------------------------------------------------------------------------------
         350,000   Howard County, MD Retirement Community (Vantage House Facility) 1       5.250      04/01/2037            302,593
------------------------------------------------------------------------------------------------------------------------------------
         450,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)   4.800      09/01/2042            410,139
------------------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        250,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 4.850%     09/01/2047   $        223,393
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.050      07/01/2018             15,177
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.050      07/01/2028             24,811
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.100      07/01/2016             10,220
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.100      07/01/2033             48,850
------------------------------------------------------------------------------------------------------------------------------------
          40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.125      05/01/2022             40,432
------------------------------------------------------------------------------------------------------------------------------------
          95,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.150      07/01/2028             95,105
------------------------------------------------------------------------------------------------------------------------------------
          35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.200      09/01/2022             35,270
------------------------------------------------------------------------------------------------------------------------------------
         175,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.200      07/01/2024            177,455
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.200      07/01/2031             24,916
------------------------------------------------------------------------------------------------------------------------------------
       2,300,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.200      09/01/2048          2,209,748
------------------------------------------------------------------------------------------------------------------------------------
          75,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.250      10/01/2019             76,140
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.350      07/01/2023             50,491
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.450      07/01/2043          3,019,920
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.500      07/01/2022             25,574
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.550      07/01/2017             50,697
------------------------------------------------------------------------------------------------------------------------------------
          35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.550      07/01/2027             35,211
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.650      07/01/2027             25,192
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.700      07/01/2017             25,394
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.850      07/01/2027              5,054
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 5.875      07/01/2021             20,329
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
                   Devel.)                                                                 6.000      07/01/2032             25,378
------------------------------------------------------------------------------------------------------------------------------------
         180,000   MD Community Devel. People's Resource Center (Auburn Manor
                   Apartments)                                                             5.300      10/01/2028            180,875
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD Community Devel. People's Resource Center (Edgewater Village)        5.550      08/01/2014              5,222
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD Community Devel. People's Resource Center (Infrastructure
                   Financing) 1                                                            5.900      06/01/2026              5,034
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD Community Devel. People's Resource Center (Residential)              4.900      09/01/2026             97,981
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MD Community Devel. People's Resource Center (Residential)              5.000      09/01/2012            203,304
------------------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        235,000   MD Community Devel. People's Resource Center(Residential)               5.150%     03/01/2018   $        238,666
------------------------------------------------------------------------------------------------------------------------------------
         380,000   MD Community Devel. People's Resource Center (Residential) 1            5.250      09/01/2019            386,145
------------------------------------------------------------------------------------------------------------------------------------
         420,000   MD Community Devel. People's Resource Center (Residential)              5.250      09/01/2029            421,487
------------------------------------------------------------------------------------------------------------------------------------
         320,000   MD Community Devel. People's Resource Center (Residential)              5.300      09/01/2023            322,154
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MD Community Devel. People's Resource Center (Residential)              5.350      09/01/2030             45,817
------------------------------------------------------------------------------------------------------------------------------------
          85,000   MD Community Devel. People's Resource Center (Residential) 1            5.350      09/01/2032             85,213
------------------------------------------------------------------------------------------------------------------------------------
         585,000   MD Community Devel. People's Resource Center (Residential) 1            5.375      09/01/2022            591,377
------------------------------------------------------------------------------------------------------------------------------------
         175,000   MD Community Devel. People's Resource Center (Residential) 1            5.375      09/01/2024            176,934
------------------------------------------------------------------------------------------------------------------------------------
         385,000   MD Community Devel. People's Resource Center (Residential)              5.450      09/01/2032            395,834
------------------------------------------------------------------------------------------------------------------------------------
         250,000   MD Community Devel. People's Resource Center (Waters Landing II
                   Apartments)                                                             5.875      08/01/2033            257,570
------------------------------------------------------------------------------------------------------------------------------------
       1,550,000   MD Community Devel. People's Resource Center, Series A                  5.050      07/01/2047          1,464,192
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MD Community Devel. People's Resource Center, Series A                  5.100      07/01/2023             30,170
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Community Devel. People's Resource Center, Series A                  5.400      07/01/2022             10,149
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MD Community Devel. People's Resource Center, Series A                  5.500      07/01/2030             30,226
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. People's Resource Center, Series A                  5.550      07/01/2031             25,263
------------------------------------------------------------------------------------------------------------------------------------
          40,000   MD Community Devel. People's Resource Center, Series A                  5.950      07/01/2023             40,340
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD Community Devel. People's Resource Center, Series A                  6.000      07/01/2039            101,018
------------------------------------------------------------------------------------------------------------------------------------
         265,000   MD Community Devel. People's Resource Center, Series B                  5.750      07/01/2039            266,754
------------------------------------------------------------------------------------------------------------------------------------
          75,000   MD Community Devel. People's Resource Center, Series C                  5.350      07/01/2041             74,653
------------------------------------------------------------------------------------------------------------------------------------
         130,000   MD Community Devel. People's Resource Center, Series C                  5.650      07/01/2039            133,099
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Community Devel. People's Resource Center, Series C                  6.150      01/01/2021             10,222
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MD Community Devel. People's Resource Center, Series D                  6.250      07/01/2031            509,995
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MD COP (Aviation Administration Facilities) 1                           5.000      05/01/2022             20,187
------------------------------------------------------------------------------------------------------------------------------------
          95,000   MD Dept. of Transportation 1                                            5.500      10/15/2023             98,801
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD Economic Devel. Corp. (MD Aviation Administration Facilities)        5.000      06/01/2027              5,064
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MD EDC Student Hsg. (Allegheny College Hsg.)                            6.000      09/01/2032             13,867
------------------------------------------------------------------------------------------------------------------------------------
         270,000   MD EDC Student Hsg. (Bowie State University) 1                          5.375      06/01/2033            236,531
------------------------------------------------------------------------------------------------------------------------------------
         450,000   MD EDC Student Hsg. (Bowie State University) 1                          6.000      06/01/2023            446,625
------------------------------------------------------------------------------------------------------------------------------------
         970,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation) 1                      6.000      06/01/2030            992,368
------------------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         35,000   MD EDC Student Hsg. (Morgan State University)                           6.000%     07/01/2034   $         34,340
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MD EDC Student Hsg. (Towson University)                                 5.000      07/01/2039            449,385
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Energy Financing Administration (Cogeneration-AES Warrior Run)       7.400      09/01/2019             10,023
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Energy Financing Administration Solid Waste Disposal
                   (Wheelabrator Water) 1                                                  6.450      12/01/2016             25,293
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MD H&HEFA (Anne Arundel Medical Center)                                 5.125      07/01/2028             20,332
------------------------------------------------------------------------------------------------------------------------------------
          70,000   MD H&HEFA (Broadmead) 1                                                 5.500      07/01/2017             71,005
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MD H&HEFA (Civista Medical Center) 1                                    5.000      07/01/2037            955,490
------------------------------------------------------------------------------------------------------------------------------------
         125,000   MD H&HEFA (Edenwald) 1                                                  5.200      01/01/2024            115,678
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Edenwald)                                                    5.400      01/01/2031             45,611
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MD H&HEFA (Edenwald) 1                                                  5.400      01/01/2037            179,424
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MD H&HEFA (Greater Baltimore Medical Center) 1                          5.000      07/01/2034             43,839
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MD H&HEFA (Institute College of Art)                                    5.000      06/01/2042            911,650
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD H&HEFA (Johns Hopkins Hospital)                                      5.000      05/15/2021              5,092
------------------------------------------------------------------------------------------------------------------------------------
         130,000   MD H&HEFA (Johns Hopkins Hospital) 1                                    5.500      07/01/2026            131,174
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MD H&HEFA (Johns Hopkins Medicine) 1                                    5.000      07/01/2019             20,345
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MD H&HEFA (Johns Hopkins Medicine) 1                                    5.000      07/01/2033             45,698
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MD H&HEFA (Johns Hopkins Medicine) 1                                    5.125      07/01/2020              5,142
------------------------------------------------------------------------------------------------------------------------------------
         115,000   MD H&HEFA (Johns Hopkins University) 1                                  5.625      07/01/2027            117,473
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000   MD H&HEFA (King Farm Presbyterian Community) 1                          5.300      01/01/2037          1,306,320
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD H&HEFA (Loyola College)                                              5.000      10/01/2039            102,038
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD H&HEFA (Loyola College)                                              5.000      10/01/2039            100,018
------------------------------------------------------------------------------------------------------------------------------------
          70,000   MD H&HEFA (Maryland Institute College of Art) 1                         5.000      06/01/2029             71,029
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MD H&HEFA (Medstar Health) 1                                            5.500      08/15/2033             29,978
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Mercy Medical Center)                                        5.625      07/01/2031             50,220
------------------------------------------------------------------------------------------------------------------------------------
         220,000   MD H&HEFA (Montgomery General Hospital) 1                               5.000      07/01/2023            224,134
------------------------------------------------------------------------------------------------------------------------------------
          55,000   MD H&HEFA (Montgomery General Hospital) 1                               5.625      07/01/2018             55,094
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MD H&HEFA (Peninsula United Methodist Homes)                            5.750      10/01/2026             56,771
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD H&HEFA (Roland Park Place)                                           5.100      07/01/2008             99,851
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Roland Park Place)                                           5.500      07/01/2014             49,758
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Roland Park Place)                                           5.625      07/01/2018             48,974
------------------------------------------------------------------------------------------------------------------------------------
         150,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group) 1                       5.250      07/01/2035            148,599
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Union Hospital of Cecil County) 1                            5.100      07/01/2022             50,172
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD H&HEFA (Washington Christian Academy)                                5.250      07/01/2018             48,490
------------------------------------------------------------------------------------------------------------------------------------
         300,000   MD H&HEFA (Washington Christian Academy)                                5.500      07/01/2038            267,834
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MD Industrial Devel. Financing Authority (Bon Secours Health
                   Systems) 1                                                              5.500      08/15/2020            100,162
------------------------------------------------------------------------------------------------------------------------------------
         250,000   MD Industrial Devel. Financing Authority (Bon Secours Health
                   Systems) 1                                                              5.500      08/15/2024            250,363
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MD Industrial Devel. Financing Authority (Our Lady of Good
                   Counsel) 1                                                              6.000      05/01/2035             49,630
------------------------------------------------------------------------------------------------------------------------------------
         150,000   MD Stadium Authority (Ocean City Convention Center) 1                   5.125      12/15/2008            150,251
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Stadium Authority (Ocean City Convention Center) 1                   5.300      12/15/2010             10,018
------------------------------------------------------------------------------------------------------------------------------------
          40,000   MD Stadium Authority (Ocean City Convention Center) 1                   5.375      12/15/2012             40,073
------------------------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         20,000   MD Stadium Authority (Ocean City Convention Center) 1                   5.375%     12/15/2013   $         20,037
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MD Stadium Authority (Ocean City Convention Center)                     5.375      12/15/2015             15,027
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MD Transportation Authority (Baltimore/Washington International
                   Airport)                                                                5.250      03/01/2027             10,184
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Montgomery County, MD Hsg. Opportunities Commission (Avalon Knoll)      6.150      07/01/2026             70,439
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Montgomery County, MD Hsg. Opportunities Commission (HP Landings
                   Edge)                                                                   5.050      07/01/2028             50,410
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.)                                                                   6.050      07/01/2026             10,010
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series A                                                         5.500      07/01/2031            100,869
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series A                                                         5.600      07/01/2042            115,903
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series B                                                         5.000      07/01/2023             40,104
------------------------------------------------------------------------------------------------------------------------------------
         185,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series B                                                         5.200      07/01/2044            179,557
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series B                                                         5.250      07/01/2029            110,319
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series B                                                         6.000      07/01/2020              5,006
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series B                                                         6.300      07/01/2016              5,032
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily
                   Mtg.), Series C                                                         7.150      07/01/2023             35,037
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Montgomery County, MD Hsg. Opportunities Commission (Single Family
                   Mtg.)                                                                   5.842 3    07/01/2033             45,652
------------------------------------------------------------------------------------------------------------------------------------
         245,000   Montgomery County, MD Hsg. Opportunities Commission (Single Family
                   Mtg.), Series A                                                         5.540 3    07/01/2028             78,630
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Northeast MD Waste Disposal Authority Solid Waste (Montgomery
                   County Res Rec)                                                         6.000      07/01/2008             10,115
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
                   Apartments) 1                                                           5.750      08/20/2029             20,328
------------------------------------------------------------------------------------------------------------------------------------
         135,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
                   Apartments)                                                             5.875      02/20/2039            137,125
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Prince Georges County, MD Hsg. Authority (University Landing
                   Apartments) 1                                                           5.900      09/20/2021             93,016
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Prince Georges County, MD Hsg. Authority (University Landing
                   Apartments)                                                             6.000      09/20/2029             20,584
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Prince Georges County, MD Local Government 1                            6.050      08/01/2012             65,155
------------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Prince Georges County, MD Special District (Victoria Falls) 1           5.250      07/01/2035          1,786,001
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Prince Georges County, MD Special Obligation (Woodview Village)         5.000      07/01/2032             96,978
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm) 1         5.250      01/01/2037            839,480
                                                                                                                   -----------------
                                                                                                                         32,320,829

U.S. POSSESSIONS--48.2%
          50,000   Guam GO                                                                 5.400      11/15/2018             50,028
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Guam GO, Series A                                                       5.250      11/15/2037            184,856
------------------------------------------------------------------------------------------------------------------------------------


                5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------


       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$          5,000   Guam Power Authority, Series A                                          5.250%     10/01/2023   $          5,027
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)     5.625      06/01/2047          2,426,700
------------------------------------------------------------------------------------------------------------------------------------
         330,000   Puerto Rico Aqueduct & Sewer Authority 1                                5.000      07/01/2019            338,804
------------------------------------------------------------------------------------------------------------------------------------
         240,000   Puerto Rico Children's Trust Fund (TASC) 1                              5.375      05/15/2033            235,423
------------------------------------------------------------------------------------------------------------------------------------
         105,000   Puerto Rico Children's Trust Fund (TASC)                                5.500      05/15/2039            102,464
------------------------------------------------------------------------------------------------------------------------------------
       1,070,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043          1,052,966
------------------------------------------------------------------------------------------------------------------------------------
      49,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.560 3    05/15/2050          2,693,530
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Puerto Rico Commonwealth GO 1                                           5.250      07/01/2024            254,718
------------------------------------------------------------------------------------------------------------------------------------
         600,000   Puerto Rico Electric Power Authority, Series TT 1                       5.000      07/01/2037            586,866
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Puerto Rico Electric Power Authority, Series UU 4                       4.205 5    07/01/2031          2,699,550
------------------------------------------------------------------------------------------------------------------------------------
         490,000   Puerto Rico HFC, Series B 1                                             5.300      12/01/2028            494,925
------------------------------------------------------------------------------------------------------------------------------------
         890,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025            878,047
------------------------------------------------------------------------------------------------------------------------------------
         800,000   Puerto Rico Infrastructure                                              5.000      07/01/2046            761,136
------------------------------------------------------------------------------------------------------------------------------------
         160,000   Puerto Rico Infrastructure (Mepsi Campus)                               5.600      10/01/2014            158,746
------------------------------------------------------------------------------------------------------------------------------------
         430,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.250      10/01/2024            420,359
------------------------------------------------------------------------------------------------------------------------------------
       1,165,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.500      10/01/2037          1,139,370
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.000      03/01/2036            136,619
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico ITEMECF (El Nuevo Dia) 2                                    6.150      12/01/2026             50,015
------------------------------------------------------------------------------------------------------------------------------------
         285,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026            268,769
------------------------------------------------------------------------------------------------------------------------------------
         155,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023            147,870
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Puerto Rico Sales Tax Financing Corp., Series A 4                       4.221 5    08/01/2057          4,585,050
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Puerto Rico Sales Tax Financing Corp., Series A                         5.250      08/01/2057            256,330
------------------------------------------------------------------------------------------------------------------------------------
         200,000   University of Puerto Rico, Series Q 1                                   5.000      06/01/2030            196,420
------------------------------------------------------------------------------------------------------------------------------------
         150,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            152,517
------------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Public Finance Authority, Series E                                 6.000      10/01/2022             50,606
                                                                                                                   -----------------
                                                                                                                         20,327,711
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $55,123,899)-124.8%                                                                    52,648,540
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(24.8)                                                                            (10,462,028)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     42,186,512
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $55,034, which represents 0.13% of the Fund's net assets. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP         Certificates of Participation
EDC         Economic Devel. Corp.
GO          General Obligation
H&HEFA      Hospitals and Higher Education Facilities Authority
HFC         Housing Finance Corp.


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
Res Rec     Resource Recovery Facility
ROLs        Residual Option Longs
S&EPF       Sheppard & Enoch Pratt Foundation
SPHS        Sheppard Pratt Health System
SPI         Sheppard Pratt Investments
SPPP        Sheppard Pratt Physicians Pennsylvania
TASC        Tobacco Settlement Asset-Backed Bonds
V.I.        United States Virgin Islands
YMCA        Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $584,600 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the


                7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $7,284,600 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,700,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                       COUPON   MATURITY
     AMOUNT   INVERSE FLOATER 1                                   RATE 2       DATE       VALUE
------------------------------------------------------------------------------------------------
$   300,000   Puerto Rico Electric Power Authority ROLs 3          9.656%    7/1/31   $    (450)
  1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3         7.730     8/1/57     585,050
                                                                                      ----------
                                                                                      $ 584,600
                                                                                      ==========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 6-7 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $6,700,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the


                8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 55,123,899
                                        ============

Gross unrealized appreciation           $     64,275
Gross unrealized depreciation             (2,539,634)
                                        ------------
Net unrealized depreciation             $ (2,475,359)
                                        ============


                9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008